ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM
Matthew C. Micklavzina T +1 212 841 8849 matthew.micklavzina@ropesgray.com

March 3, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust II
File	Nos. 333-214911; 811-22870

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust II (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge Reinsurance Risk Premium Interval Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-2, which was filed by electronic transmission on February 28, 2017 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (212) 841-8849.

Sincerely,

/s/ Matthew C. Micklavzina
Matthew C. Micklavzina